Exhibit 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2019-B SERIES

Period	Collection	Accrual	Distribution
From	01-Oct-20	15-Oct-20	16-Nov-20
To	31-Oct-20	16-Nov-20
Days	32

Description of Collateral

On the Distribution Date, the Series 2019-B balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$265,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Required Overcollateralization Increase - MPR < 25%	$0.00
Incremental Overcollateralization Amount	$9,808,704.57
Series Nominal Liquidation Amount	1,275,708,704.57

Required Participation Amount	$1,275,708,704.57
Excess Receivables	$89,377,457.85
Excess Funding Account	$0.00

Total Collateral	1,365,086,162.42

Collateral as Percent of Notes	136.51%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$3,394,919,515.75
Total Principal Collections	($1,475,107,934.47)
Investment in New Receivables	$1,464,468,883.42
Receivables Added for Additional Accounts	$0.00
Repurchases	($67,354,018.57)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($586,350,772.14)
Less Servicing Adjustment	($403,349.15)

Ending Balance	$2,730,172,324.84

SAP for Next Period	50.00%

Average Receivable Balance	$2,749,498,058.32
Monthly Payment Rate	53.65%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$6,370,366.59
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$6,370,366.59

Series Allocation Percentage at Month-End	50.00%
Floating Allocation Percentage at Month-End	76.79%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
11/15/2021	5/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	32
LIBOR	0.148380%
Applicable Margin	0.430000%
	0.578380%

	Actual	Per $1000
Interest	514,115.56	0.51
Principal	—	—

		0.51
Total Due Investors	514,115.56
Servicing Fee	1,061,318.61

Excess Cash Flow	870,372.75

Reserve Account
Required Balance	$18,988,500.00
Amt. to Cover Shortfall	—
Deposit to Reserve	—
Current Balance	$18,988,500.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.42%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	36.51%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.